COMMITMENTS AND CONTINGENT LIABILITIES - OPERATING LEASE COMMITMENTS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	¥ 352,794	¥ 257,122
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	15,625	11,114
Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	14,668	11,492
Between two and three years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	13,986	10,730
Between three and four years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	13,734	10,552
Between four and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	13,494	10,428
Later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments	¥ 281,287	¥ 202,806